Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue (note 10)
Licensing revenue	$ 318	$ 118
Contract revenue	0	345
Revenue	318	463
Expenses
Research and development (note 15)	52,866	41,382
Corporate, administration and business development (note 15)	22,154	13,674
Amortization of acquired intellectual property and other intangible assets (note 7)	1,389	1,545
Amortization of property and equipment (note 6)	159	20
Other expenses (note 16)	8,991	169
Expenses	85,559	56,790
Loss before interest income, finance costs, change in estimated fair value of derivative warrant liabilities and income taxes	(85,241)	(56,327)
Interest income	2,702	2,234
Finance costs (note 16)	(39)	0
Loss before change in estimated fair value of derivate warrant liabilities and income taxes	(82,578)	(54,093)
Change in estimated fair value of derivative warrant liabilities (note 13)	(41,124)	(9,954)
Loss before income taxes	(123,702)	(64,047)
Income tax expense (note 17)	144	73
Net loss and comprehensive loss for the year	$ (123,846)	$ (64,120)
Basic and diluted loss per common share (in dollars per share)	$ (1.33)	$ (0.76)